SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Line Items]
Liability for Uncertain Tax Positions, Current	$ 0	$ 0
Time Deposits, Weighted Average Interest Rate, Description	As of December 31, 2014, the Company's bank deposits were in U.S. dollars and bore interest at a weighted average interest rate of 0.66%.
Maturities of Time Deposits, Description	Short-term bank deposits are deposits with maturities of more than three months but less than one year.